Label	Element	Value
COLORADO BONDSHARES A TAX EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Colorado BondShares — A Tax‑Exempt Fund (the “Fund”) is a diversified, open‑end mutual fund whose primary goal is to maximize income that is exempt from both federal and Colorado state income taxes while simultaneously preserving capital. The Fund also seeks opportunities for capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commission and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in the section of this prospectus entitled “How Are Sales Charges Determined” beginning on page 23 and in the section of the Fund’s Statement of Additional Information entitled “What Reductions In Sales Charges Are Provided And To Whom?” beginning on page B‑22.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2023), the Fund’s portfolio turnover rate was 6.23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.23%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in the section of this prospectus entitled “How Are Sales Charges Determined” beginning on page 23 and in the section of the Fund’s Statement of Additional Information entitled “What Reductions In Sales Charges Are Provided And To Whom?” beginning on page B‑22.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The foregoing example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, under normal market conditions, the Fund will attempt to invest up to 100% and, except for temporary investments, will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in tax‑exempt bonds and other tax‑exempt securities, including tax‑exempt notes and tax‑exempt municipal leases of the State of Colorado, its political subdivisions, municipalities and public authorities (“Tax‑Exempt Obligations”). Under normal circumstances, the Tax‑Exempt Obligations that are invested in by the Fund will mostly include tax‑exempt bonds (at least 65% of the value of the Fund’s total assets). The interest on the Tax‑Exempt Obligations will be exempt from regular federal income taxes and from Colorado personal income tax. The Fund may invest generally no more than 20% of the investments of the Fund in securities that may subject you to federal alternative minimum tax.
The Fund will invest primarily in Tax‑Exempt Obligations that are not rated by a Nationally Recognized Statistical Rating Organization, but that the Investment Adviser determines are of equivalent quality to investments rated no less than investment grade (“Baa3” or “BBB-”). The Fund is not restricted in the amount of not rated Tax‑Exempt Obligations in which it can invest, and no more than 50% of its investments can be invested in rated Tax‑Exempt Obligations. The Fund may also invest in Tax‑Exempt Obligations that are rated below investment grade by a Nationally Recognized Statistical Rating Organization, or that are determined to have equivalent quality as determined by the Investment Adviser. Less than 35% of the Fund’s total assets will be invested in Tax‑Exempt Obligations that are rated lower than investment grade by Moody’s or S&P, or that are determined to have equivalent below investment grade quality by the Investment Adviser at the time of purchase. The Tax‑Exempt Obligations that are below investment grade may also include securities rated “Ba1” and “BB+” or below, which are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The Fund is a “diversified” investment company, meaning that as to 75% of the Fund’s total assets, no more than 5% of the assets of the Fund will be invested in the obligations of any one issuer.
Obligations which are not rated generally offer higher yields than Tax‑Exempt Obligations with equivalent quality that are rated, but also are generally subject to higher risk. The Fund relies on the professional judgment of the Investment Adviser (through the portfolio manager) to make decisions about the Fund’s portfolio securities and the Fund’s investments, and given that most of the Fund’s investments are not rated, the Investment Adviser’s judgment, analysis and experience (through the portfolio manager) are more important than they would be if the Fund relied more on rating agencies for evaluating credit quality. The Investment Adviser attempts to manage the higher risk of investing in not rated Tax‑Exempt Obligations by analyzing various factors in managing the Fund’s portfolio, which may include performing credit analysis, reviewing the current economic trends and developments in the geographic areas affecting the Fund’s investments, reviewing general market conditions, comparing pricing of similar investments issued by comparable issuers, reviewing current and anticipated changes in interest rates, evaluating other factors relevant to a particular security being evaluated and actively managing and diversifying the portfolio among municipal issuers. Securities may be sold when the Investment Adviser believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one‑year, five-year and 10‑year periods ended December 31, 2023 compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by contacting the Fund at (303) 572‑6990 or, outside of Denver, at (800) 572‑0069 or through the Fund’s website at https://www.coloradobondshares.com as set forth on the back page of this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one‑year, five-year and 10‑year periods ended December 31, 2023 compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Index, the secondary index included by the Fund in the table above, is a non‑weighted index of the 30 largest funds that invest at least 65% of their respective assets in municipal debt issues that are rated in one of the top four credit rating categories (without consideration of plus or minus modifiers). The Lipper Index is the same index that the Fund has utilized since it began including this table in its prospectus and includes funds that disclose investment objectives that are reasonably comparable to the Fund’s primary objective.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(303) 572‑6990 or, outside of Denver, at (800) 572‑0069
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.coloradobondshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following bar chart shows the Fund’s annual total returns for each of the last 10 calendar years.+ Sales charges (loads) are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges (loads) are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10‑year period reflected in the bar chart, the Fund’s highest return for a calendar quarter was 5.77% in the quarter ended December 31, 2023 and the lowest return was (3.23)% in the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after‑tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their shares of the Fund through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After‑tax returns on distributions and sales of shares of the Fund will be higher than other return figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table summarizes the Fund’s average annual total return (before taxes, after taxes on distributions, and after taxes on distributions and sales of shares of the Fund) for the one‑, five- and 10-calendar year periods ended December 31, 2023 and compares them to two different broad measures of market results, including the Bloomberg Barclays Capital Municipal Bond Total Return Index (“Barclays Index”) and the Lipper General Municipal Debt Fund Index (“Lipper Index”). Past performance (before and after taxes) is not indicative of future performance.
The after‑tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their shares of the Fund through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns on distributions and sales of shares of the Fund will be higher than other return figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the investor.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2023)
COLORADO BONDSHARES A TAX EXEMPT FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment.
COLORADO BONDSHARES A TAX EXEMPT FUND | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not insured or guaranteed by any government agency.
COLORADO BONDSHARES A TAX EXEMPT FUND | COLORADO BONDSHARES A TAX EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses (Legal, audit, transfer agent, reporting and custodian fees and expenses)	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 YEAR	rr_ExpenseExampleYear01	$ 534
3 YEARS	rr_ExpenseExampleYear03	661
5 YEARS	rr_ExpenseExampleYear05	799
10 YEARS	rr_ExpenseExampleYear10	1,201
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	534
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	661
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	799
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,201
2013	rr_AnnualReturn2013	1.74%	[1]
2014	rr_AnnualReturn2014	5.89%	[1]
2015	rr_AnnualReturn2015	4.75%	[1]
2016	rr_AnnualReturn2016	2.52%	[1]
2017	rr_AnnualReturn2017	6.64%	[1]
2018	rr_AnnualReturn2018	4.57%	[1]
2019	rr_AnnualReturn2019	6.47%	[1]
2020	rr_AnnualReturn2020	5.00%	[1]
2021	rr_AnnualReturn2021	4.78%	[1]
2022	rr_AnnualReturn2022	(4.46%)	[1]
2023	rr_AnnualReturn2023	7.71%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund’s return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.23%)
1 Year	rr_AverageAnnualReturnYear01	2.59%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	3.83%
COLORADO BONDSHARES A TAX EXEMPT FUND | Return After Taxes on Distributions | COLORADO BONDSHARES A TAX EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.52%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	3.70%
COLORADO BONDSHARES A TAX EXEMPT FUND | Return After Taxes on Distributions and Sales of Fund Shares | COLORADO BONDSHARES A TAX EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.76%
COLORADO BONDSHARES A TAX EXEMPT FUND | Barclays Index (reflects no deductions for Fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.25%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.03%	[2]
COLORADO BONDSHARES A TAX EXEMPT FUND | Lipper Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.88%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.18%	[3]

[1]	The Fund’s return for the quarter ended December 31, 2023 was 5.77%.
[2]
The Barclays Index is considered representative of the broad market for investment grade, tax‑exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million. You cannot invest directly in this index. This index is not professionally managed and does not pay any commissions, expenses or taxes. If Barclays Index did pay commissions, expenses or taxes, its returns would be lower. You should note, however, that there are some fundamental differences between the portfolio of securities invested in by the Fund and the securities represented by the Bloomberg Barclay Index. Unlike the Fund which invests primarily in not rated securities on issues of any size, the Barclays Index only includes securities with a rating of at least “Baa3” by Moody’s Investor Services, Inc. from an issue size of no less than $50 million. Some of these differences between the portfolio of the Fund and the securities represented by the Barclays Index may cause the performance of the Fund to differ from the performance of the Bloomberg Barclay Index.

[3]
The Lipper Index, the secondary index included by the Fund in the table above, is a non‑weighted index of the 30 largest funds that invest at least 65% of their respective assets in municipal debt issues that are rated in one of the top four credit rating categories (without consideration of plus or minus modifiers). The Lipper Index is the same index that the Fund has utilized since it began including this table in its prospectus and includes funds that disclose investment objectives that are reasonably comparable to the Fund’s primary objective.